Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation
L.	STOCK-BASED COMPENSATION

The Company’s 2005 Long Term Stock Incentive Plan (the “2005 Plan”) provides for the issuance of stock-based incentives in various forms to employees and non-employee Directors of the Company. At December 31, 2012, outstanding stock-based incentives were in the form of long-term stock awards, stock options, phantom stock awards and stock appreciation rights.

Pre-tax compensation expense (income) and the income tax benefit related to these stock-based incentives were as follows, in millions:

	2012	2011	2010
Long-term stock awards	$35	$39	$37
Stock options	15	21	22
Phantom stock awards and stock appreciation rights	11	1	3

Total	$61	$61	$62

Income tax benefit (37 percent tax rate – before valuation allowance)	$23	$23	$23

At December 31, 2012, a total of 10,718,100 shares of Company common stock were available under the 2005 Plan for the granting of stock options and other long-term stock incentive awards.

Long-Term Stock Awards. Long-term stock awards are granted to key employees and non-employee Directors of the Company and do not cause net share dilution inasmuch as the Company continues the practice of repurchasing and retiring an equal number of shares on the open market.

The Company’s long-term stock award activity was as follows, shares in millions:

	2012	2011	2010
Unvested stock award shares at January 1	10	10	9
Weighted average grant date fair value	$17	$19	$21
Stock award shares granted	1	2	3
Weighted average grant date fair value	$12	$13	$14
Stock award shares vested	2	2	2
Weighted average grant date fair value	$18	$20	$23
Stock award shares forfeited	1	—	—
Weighted average grant date fair value	$17	$18	$20
Unvested stock award shares at December 31	8	10	10
Weighted average grant date fair value	$16	$17	$19

At December 31, 2012, 2011 and 2010, there was $72 million, $107 million and $127 million, respectively, of unrecognized compensation expense related to unvested stock awards; such awards had a weighted average remaining vesting period of four years for 2012, four years for 2011 and five years for 2010.

The total market value (at the vesting date) of stock award shares which vested during 2012, 2011 and 2010 was $27 million, $28 million and $22 million, respectively.

Stock Options. Stock options are granted to key employees of the Company. The exercise price equals the market price of the Company’s common stock at the grant date. These options generally become exercisable (vest ratably) over five years beginning on the first anniversary from the date of grant and expire no later than 10 years after the grant date. The 2005 Plan does not permit the granting of restoration stock options, except for restoration options resulting from options previously granted under the 1991 Plan. Restoration stock options become exercisable six months from the date of grant.

The Company granted 1,080,750 of stock option shares, including restoration stock option shares, during 2012 with a grant date exercise price of approximately $12 per share. During 2012, 5,894,710 stock option shares were forfeited (including options that expired unexercised).

The Company’s stock option activity was as follows, shares in millions:

	2012		2011		2010
Option shares outstanding, January 1	36		37		36
Weighted average exercise price	$21		$21		$23
Option shares granted, including restoration options	1		2		5
Weighted average exercise price	$12		$13		$14
Option shares exercised	1		—		—
Aggregate intrinsic value on date of exercise (A)	$5	million	$1	million	$1	million
Weighted average exercise price	$10		$8		$8
Option shares forfeited	6		3		4
Weighted average exercise price	$19		$22		$23
Option shares outstanding, December 31	30		36		37
Weighted average exercise price	$21		$21		$21
Weighted average remaining option term (in years)	5		5		6
Option shares vested and expected to vest, December 31	30		36		37
Weighted average exercise price	$21		$21		$22
Aggregate intrinsic value (A)	$55	million	$12	million	$23	million
Weighted average remaining option term (in years)	5		5		6
Option shares exercisable (vested),
December 31	23		24		22
Weighted average exercise price	$24		$25		$25
Aggregate intrinsic value (A)	$22	million	$4	million	$4	million
Weighted average remaining option term (in years)	4		4		4

(A)	Aggregate intrinsic value is calculated using the Company’s stock price at each respective date, less the exercise price (grant date price) multiplied by the number of shares.

At December 31, 2012, 2011 and 2010, there was $15 million, $33 million and $45 million, respectively, of unrecognized compensation expense (using the Black-Scholes option pricing model at the grant date) related to unvested stock options; such options had a weighted average remaining vesting period of two years in 2012 and three years in 2011 and 2010.

The weighted average grant date fair value of option shares granted and the assumptions used to estimate those values using a Black-Scholes option pricing model, was as follows:

	2012	2011	2010
Weighted average grant date fair value	$4.44	$5.07	$5.30
Risk-free interest rate	1.09%	2.69%	2.76%
Dividend yield	2.57%	2.35%	2.17%
Volatility factor	50.97%	49.03%	46.03%
Expected option life	6 years	6 years	6 years

The following table summarizes information for stock option shares outstanding and exercisable at December 31, 2012, shares in millions:

	Option Shares Outstanding			Option Shares Exercisable
Range of Prices	Number of Shares	Weighted Average Remaining Option Term	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$8-23	15	6 Years	$14	8	$15
$24-28	6	2 Years	$27	6	$27
$29-32	9	3 Years	$30	9	$30
$33-38	—	3 Years	$34	—	$34

$8-38	30	5 Years	$21	23	$24

Phantom Stock Awards and Stock Appreciation Rights (“SARs”). The Company grants phantom stock awards and SARs to certain non-U.S. employees.

Phantom stock awards are linked to the value of the Company’s common stock on the date of grant and are settled in cash upon vesting, typically over 5 to 10 years. The Company accounts for phantom stock awards as liability-based awards; the compensation expense is initially measured as the market price of the Company’s common stock at the grant date and is recognized over the vesting period. The liability is remeasured and adjusted at the end of each reporting period until the awards are fully-vested and paid to the employees. The Company recognized expense of $7 million, $2 million and $2 million related to the valuation of phantom stock awards for 2012, 2011 and 2010, respectively. In 2012, 2011 and 2010, the Company granted 162,310 shares, 349,550 shares and 299,650 shares, respectively, of phantom stock awards with an aggregate fair value of $2 million, $4 million and $4 million, respectively, and paid $3 million, $2 million and $1 million of cash in 2012, 2011 and 2010, respectively, to settle phantom stock awards.

SARs are linked to the value of the Company’s common stock on the date of grant and are settled in cash upon exercise. The Company accounts for SARs using the fair value method, which requires outstanding SARs to be classified as liability-based awards and valued using a Black-Scholes option pricing model at the grant date; such fair value is recognized as compensation expense over the vesting period, typically five years. The liability is remeasured and adjusted at the end of each reporting period until the SARs are exercised and payment is made to the employees or the SARs expire. The Company recognized expense (income) of $4 million, $(1) million and $1 million related to the valuation of SARs for 2012, 2011 and 2010, respectively. During 2012 and 2011, the Company did not grant any SARs. During 2010, the Company granted SARs for 429,300 shares, with an aggregate fair value of $2 million in 2010.

Information related to phantom stock awards and SARs was as follows, in millions:

	Phantom Stock Awards		Stock Appreciation Rights
	At December 31,		At December 31,
	2012	2011	2012	2011
Accrued compensation cost liability	$11	$7	$6	$3
Unrecognized compensation cost	$5	$4	$1	$1
Equivalent common shares	1	1	2	2